Indebtedness (Long-term debt) (Details)	12 Months Ended																	12 Months Ended
	Dec. 31, 2011 Shanghai USD & RMB loan [Member] USD ($)	Dec. 31, 2010 Shanghai USD & RMB loan [Member] USD ($)	Dec. 31, 2009 Shanghai USD & RMB loan [Member] USD ($)	Dec. 31, 2011 Shanghai USD & RMB loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Shanghai USD & RMB loan [Member] RMB [Member] USD ($)	Dec. 31, 2011 Shanghai USD & RMB loan [Member] RMB [Member] CNY	Dec. 31, 2011 Shanghai USD loan [Member] USD ($)	Dec. 31, 2010 Shanghai USD loan [Member] USD ($)	Dec. 31, 2009 Shanghai USD loan [Member] USD ($)	Dec. 31, 2013 Shanghai USD loan [Member] USD [Member] USD ($)	Dec. 31, 2012 Shanghai USD loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Shanghai USD loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Beijing USD syndicate loan [Member] USD ($)	Dec. 31, 2010 Beijing USD syndicate loan [Member] USD ($)	Dec. 31, 2009 Beijing USD syndicate loan [Member] USD ($)	Dec. 31, 2011 Beijing USD syndicate loan [Member] USD [Member] USD ($)	Jun. 26, 2009 Beijing USD syndicate loan [Member] USD [Member]	Dec. 31, 2011 EUR loan [Member] USD ($)	Dec. 31, 2010 EUR loan [Member] USD ($)	Dec. 31, 2009 EUR loan [Member] USD ($)	Dec. 31, 2011 EUR loan [Member] EUR [Member] USD ($)	Dec. 31, 2011 EUR loan [Member] EUR [Member] EUR (€)	Dec. 31, 2011 Tianjin USD syndicate loan [Member] USD ($)	Dec. 31, 2010 Tianjin USD syndicate loan [Member] USD ($)	Dec. 31, 2009 Tianjin USD syndicate loan [Member] USD ($)	Dec. 31, 2011 Tianjin USD syndicate loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Beijing USD & RMB loan [Member] USD ($)	Dec. 31, 2010 Beijing USD & RMB loan [Member] USD ($)	Dec. 31, 2009 Beijing USD & RMB loan [Member] USD ($)	Dec. 31, 2011 Beijing USD & RMB loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Beijing USD & RMB loan [Member] RMB [Member] CNY	Dec. 31, 2011 Beijing USD & RMB loan [Member] RMB [Member] USD ($)
Debt Instrument [Line Items]
Principal Amount				$ 80,000,000	$ 29,309,012	200,000,000						$ 69,000,000				$ 600,000,000					$ 105,000,000	€ 85,000,000				$ 300,000,000				$ 25,000,000	150,000,000	$ 24,000,000
Stated fixed Interest Rate												4.395%				2.9945%	2.59%
Percentage Rate Range, Minimum				2.40%	2.40%	2.40%															2.50%	2.50%				1.60%				6.35%	6.35%
Percentage Rate Range, Maximum				4.86%	4.86%	4.86%															5.00%	5.00%				1.70%				6.65%	6.65%
Drawn down	0	10,961,313	99,309,612				26,523,000	0	0			26,500,000	0	0	0	1,318,600,000		0	0	0			0	0	0		48,837,901	0	0	25,000,000	150,000,000
Frequency of Periodic Payment																Repayable starting from December 2007 in six equal semi-annual installments					Repaid in full in ten equal semi-annual installments	Repaid in full in ten equal semi-annual installments				Repayable starting from 2010 in six semi-annual installments
Repayments	110,270,925	0	0				0	0	0	23,500,000	3,000,000		109,978,000	9,998,000	0	109,000,000		17,151,484	24,805,543	21,809,503			86,300,000	92,700,000	80,000,000		0	0	0
Original Cost of Collateralized Assets												$ 38,600,000									$ 115,000,000						$ 132,300,000